Consolidated Statements of Operations (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
Mar. 31, 2014
REVENUES:
Crude oil logistics	$ 4,558,545
Water solutions	143,100
Liquids Revenue	2,650,425
Retail propane	551,815
Refined products	1,180,895
Renewables	176,781
Other	437,713
Total Revenues	9,699,274
COST OF SALES:
Crude oil logistics	4,477,397
Water solutions	11,738
Liquids	2,518,099
Retail propane	354,676
Refined products	1,172,754
Renewables	171,422
Other	426,613
Total Cost of Sales	9,132,699
OPERATING COSTS AND EXPENSES:
Operating	259,396
General and administrative	79,860
Depreciation and amortization	120,754
Operating Income (Loss)	106,565
OTHER INCOME (EXPENSE):
Earnings of unconsolidated entities	1,898
Interest expense	(58,854)
Other, net	86
Loss before Income Taxes	49,695
INCOME TAX PROVISION	(937)
Net Loss	48,758
NET INCOME ALLOCATED TO GENERAL PARTNER	(14,148)
NET (INCOME) LOSS ATTRIBUTABLE TO NONCONTROLLING INTERESTS	(1,103)
NET LOSS ALLOCATED TO LIMITED PARTNERS	33,507
Common Units
OTHER INCOME (EXPENSE):
NET LOSS ALLOCATED TO LIMITED PARTNERS	31,614
BASIC AND DILUTED LOSS PER COMMON UNIT (in dollars per unit)	$ 0.51
BASIC AND DILUTED WEIGHTED AVERAGE UNITS OUTSTANDING:
COMMON UNITS OUTSTANDING (In shares)	61,970,471
Subordinated Units
OTHER INCOME (EXPENSE):
NET LOSS ALLOCATED TO LIMITED PARTNERS	$ 1,893
BASIC AND DILUTED LOSS PER COMMON UNIT (in dollars per unit)	$ 0.32
BASIC AND DILUTED WEIGHTED AVERAGE UNITS OUTSTANDING:
COMMON UNITS OUTSTANDING (In shares)	5,919,346